Subsequent Events	12 Months Ended
Jun. 30, 2024
Events after reporting period [Abstract]
Subsequent Events	Subsequent events
(a)During August 2024, management received information relating to the preliminary results of the exploration drilling programme conducted for Target North. These preliminary results indicated that a decrease of the mineral resource estimation attributable to Target North is likely. The decrease in the attributable ounces as indicated by the preliminary results constitutes an indication of impairment. The indicator is considered to be an adjusting event as it provides more reliable information of circumstances that already existed as at 30 June 2024. Therefore an impairment assessment was performed for Target North at the reporting date. Please refer to note 5 and 14 for more information relating to the impairment considerations of Target North.

(b)On 30 July 2024, the Queensland Government announced its decision to provide conditional grant funding of A$20.7 million for Eva Copper under the Mount Isa Mining Acceleration Programme. The grant is subject to a number of conditions, including that Harmony reaches a positive Final Investment Decision by January 2026. This constitutes a non-adjusting subsequent event. Management is still assessing the 2025 financial year accounting treatment and impact of the government grant.

(c)On 4 September 2024, a final dividend of 94 SA cents was declared, paid on 14 October 2024.
38    Subsequent events continued
(d)Effective from 1 September 2024, Harmony has entered into an agreement with RMA Life Assurance Company Limited (RMA) to transfer the liability in respect of the medical promise and medical aid subsidy, and the administration thereof, from Harmony to RMA. During September 2024, Harmony transferred a once-off amount of R350 million to RMA as a single premium for the transfer of the on-balance sheet liability of R290 million. Harmony and RMA have fulfilled all the relevant clauses per the contract, and the liability was derecognised.

(e)On 1 October 2024, Dr Urishanie Govender was appointed as Chief Sustainability Officer and will be classified as a prescribed officer going forward.

(f)On 23 October 2024, Harmony fulfilled all its obligations stemming from the streaming arrangement with Franco Nevada. Refer to note 29 for further information on the Franco-Nevada streaming arrangement. Going forward, all gold revenue generated by the Mine Waste Solutions operation will be based on quoted market prices. This constitutes a non-adjusting subsequent event.